OTHER LIABILITIES (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER LIABILITIES
Payables	$ 2,491,055	$ 1,967,492
Suppliers	1,435,569	1,119,734
Advances	799,819	779,681
Collection services	716,031	316,749
Bonuses and short-term benefits	526,273	11,816
Deposits delivered as security	376,447	570,097
Salaries and other labor obligations	352,198	311,627
Security contributions	340,322	318,179
Provisions	288,017	346,597
Advances in leasing operations and loans	169,153	123,932
Dividends	78,304	299,495
Deferred interests	77,115	24,929
Liabilities from contracts with customers	55,025	64,071	$ 60,791
Other	57,396	110,313
Total	$ 7,762,724	$ 6,364,712